Profit Share (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Profit Share [Abstract]
Profit share earned		$ 1,385
Profit share accrued at September 30
Total profit share		$ 1,385	$ 1,385	$ 262,695	$ 43,187